UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 18, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Apache Corp              Common    037411105      28389       290395   X                        290395
Cabot Oil & Gas          Common    127097103      17647       586100   X                        586100
Cameron International C  Common    13342B105      12488       290700   X                        290700
Canadian Natural Resour  Common    136385101      18570       536700   X                        536700
CenterPoint Energy Inc   Common    15189T107      28276      1798700   X                       1798700
Chevron Corp             Common    166764100      22210       274028   X                        274028
Devon Energy Corp        Common    25179M103      24841       383708   X                        383708
Endeavour International  Common    29259G101       6343      4916710   X                       4916710
Exxon Mobil Corp         Common    30231G102      26658       431436   X                        431436
Global Geophysical Svcs  Common    37946S107       8956      1228500   X                       1228500
Hess Corporation         Common    42809H107      22098       373787   X                        373787
National Fuel Gas Co     Common    636180101      22340       431200   X                        431200
National-Oilwell Varco,  Common    637071101      16992       382110   X                        382110
Noble Energy Inc         Common    655044105      26510       353045   X                        353045
Occidental Petroleum Co  Common    674599105      24586       314000   X                        314000
Petroleo Brasileiro Sa   Common    71654V101      13868       422550   X                        422550
Pioneer Natural Resourc  Common    723787107      19028       292600   X                        292600
QEP Res Inc              Common    74733V100      25752       854400   X                        854400
Quicksilver Res Inc      Common    74837R104      17322      1374800   X                       1374800
RRI Energy Inc Com       Common    74971X107        209        58734   X                         58734
Royal Dutch Shell Plc C  Common    780259206       3033        50300   X                         50300
Schlumberger LTD         Common    806857108      13086       212400   X                        212400
Seadrill Ltd             Common    G7945E105      21482       741000   X                        741000
Suncor Energy Inc New    Common    867224107        208         6400   X                          6400
Talisman Energy, Inc     Common    87425E103      21899      1252100   X                       1252100
Transcanada Corp Com     Common    89353D107      15995       430900   X                        430900
Ultra Petroleum Corp     Common    903914109       1595        38000   X                         38000
Weatherford Internation  Common    H27013103      19015      1112000   X                       1112000
Williams Companies       Common    969457100      21697      1135350   X                       1135350

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:  501,095